12. INTANGIBLE ASSETS (Details Narrative) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Goodwill and Intangible Assets Disclosure [Abstract]
Amortization expense of intangible assets	$ 724	$ 924
Weighted-average unamortized life of the intangible assets	2 years 2 months 12 days
Expected amortization expense 2013	474
Expected amortization expense 2014	474
Expected amortization expense 2015	$ 108